Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2019
Stockholders' Equity Note [Abstract]
Accumulated Other Comprehensive Income (Loss) [Table Text Block]
The following table presents the changes in AOCI by component, net of income taxes:

	Cash Flow Hedges	Foreign Currency Translation	Pension and Other Post Retirement Benefits	Total
	(Millions)
Balance at December 31, 2018	$(2)	$(1)	$(267)	$(270)
Other comprehensive income (loss) before reclassifications	—	—	59	59
Amounts reclassified from accumulated other comprehensive income (loss)	—	—	12	12
Other comprehensive income (loss)	—	—	71	71
Balance at December 31, 2019	$(2)	$(1)	$(196)	$(199)

Reclassifications Out Of Accumulated Other Comprehensive Income [Table Text Block]
Reclassifications out of AOCI are presented in the following table by component for the year ended December 31, 2019:

Component	Reclassifications	Classification
	(Millions)
Pension and other postretirement benefits:
Amortization of actuarial (gain) loss and net actuarial loss from settlements included in net periodic benefit cost (credit)	$16	Other income (expense) – net below Operating income (loss)
Income tax benefit	(4)	Provision (benefit) for income taxes
Reclassifications during the period	$12